CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 16,142	$ 14,192
Restricted deposits	904	1,728
Short-term bank deposits	15,250	10,000
Available-for-sale marketable securities	26,470	28,853
Trade receivables, net (net of allowance for credit losses of $ 25,306 and $ 25,253 on December 31, 2024 and 2023, respectively)	16,482	14,828
Other receivables and prepaid expenses	6,317	8,437
Inventories	8,611	11,874
Total current assets	90,176	89,912
NON-CURRENT ASSETS:
Severance pay fund	464	395
Restricted deposit	279	158
Operating lease right-of-use assets	6,741	3,057
Other assets	2,151	704
Property and equipment, net	7,692	11,189
Intangible assets, net	305	915
Goodwill	31,833	31,833
Total non-current assets	49,465	48,251
Total assets	139,641	138,163
CURRENT LIABILITIES:
Trade payables	946	969
Employees and payroll accruals	8,208	12,566
Deferred revenues	17,054	14,892
Short-term operating lease liabilities	562	1,453
Other payables and accrued expenses	9,200	9,528
Total current liabilities	35,970	39,408
LONG-TERM LIABILITIES:
Deferred revenues	7,136	7,437
Long-term operating lease liabilities	5,807	702
Accrued severance pay	946	1,080
Convertible debt	39,973	39,773
Total long-term liabilities	53,862	48,992
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2024 and 2023; Issued: 40,346,993 and 39,192,939 shares at December 31, 2024 and 2023, respectively; Outstanding: 39,530,993 and 38,376,939 shares at December 31, 2024 and 2023, respectively	1,012	981
Additional paid-in capital	318,138	312,128
Treasury share at cost - 816,000 shares at December 31, 2024 and 2023.	(3,998)	(3,998)
Accumulated other comprehensive income	357	483
Accumulated deficit	(265,700)	(259,831)
Total shareholders' equity	49,809	49,763
Total liabilities and shareholders' equity	$ 139,641	$ 138,163